Rule 497(e)
File Nos. 333-203265 and 811-05961

GREAT-WEST SMART TRACK® II - 5 YEAR VARIABLE ANNUITY

An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company of New York

Supplement dated March 17, 2017
to the Prospectus dated December 30, 2016

This Supplement amends certain information contained in the Prospectus dated December 30, 2016.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Liquidation:
The Board of Trustees of the JPMorgan Insurance Trust has approved the liquidation of the JPMorgan Intrepid Mid Cap Portfolio (the “Liquidated Fund”) on or about April 20, 2017 (the “Liquidation Date”). Contract Owners may transfer assets out of the Sub-Account for the Liquidated Fund at any time prior to the Liquidation Date, and any such transfer will not incur a transfer charge and will not count against the annual free transfer limit. Effective as of the close of business April 18, 2017, the Liquidated Fund will close to new investors and new contributions. Effective as of the close of business April 20, 2017, any assets remaining in the Sub-Account for the Liquidated Fund will become invested in the Sub-Account for the Great-West Government Money Market Fund, and existing investors may no longer use custom transfer features such as Dollar Cost Averaging or Rebalancer in the Liquidated Fund. Any Owner utilizing a custom transfer feature such as Dollar Cost Averaging or Rebalancer involving the Liquidated Fund should contact the Retirement Resource Operations Center immediately to make alternate arrangements. If you fail to make alternate arrangements by April 20, 2017, any allocations made to the Sub-Account for the Liquidated Fund will be automatically directed to the Sub-Account for the Great-West Government Money Market Fund.

Putnam VT Growth & Income Fund Merger:
The Board of Trustees of the Putnam VT Growth & Income Fund (the “Acquired Fund”) has approved the merger of the Acquired Fund into the Putnam VT Equity Income Fund (the “Acquiring Fund”) on or about May 15, 2017 (the “Merger Date”). Contract Owners may transfer assets out of the Sub-Account for the Acquired Fund at any time prior to the Merger Date, and any such transfer will not incur a transfer charge and will not count against the annual free transfer limit. Effective as of the close of business May 12, 2017, the Acquired Fund will close to new investors and new contributions. Effective as of the start of business May 15, 2017, any assets remaining in the Sub-Account for the Acquired Fund will become invested in the Sub-Account for the Acquiring Fund, and existing investors may no longer use custom transfer features such as Dollar Cost Averaging or Rebalancer in the Acquired Fund. Any Owner utilizing a custom transfer feature such as Dollar Cost Averaging or Rebalancer involving the Acquired Fund should contact the Retirement Resource Operations Center immediately to make alternate arrangements. If you fail to make alternate arrangements by May 15, 2017, any allocations made to the Sub-Account for the Acquired Fund will be automatically directed to the Sub-Account for the Great-West Government Money Market Fund.

Portfolio Closures:
Effective May 1, 2017, the following Portfolios (the “Closed Portfolios”) will close to new investors and new Contributions:
Deutsche Capital Growth VIP - Class B
Deutsche Global Small Cap Growth VIP - Class B
Great-West Aggressive Profile I Fund - Initial Class
Great-West Conservative Profile I Fund - Initial Class

Great-West Moderately Aggressive Profile I Fund - Initial Class
Great-West Moderately Conservative Profile I Fund - Initial Class
Great-West Moderate Profile I Fund - Initial Class
Invesco V.I. Small Cap Equity Fund - Series II
Lord Abbett Series Developing Growth Portfolio - Class VC
Putnam VT Absolute Return 500 Fund - Class IB
Putnam VT International Growth Fund - Class IB

Effective May 1, 2017, you may no longer use custom transfer features such as Dollar Cost Averaging or Rebalancer in the Closed Portfolios. Any Owner utilizing a custom transfer feature such as Dollar Cost Averaging or Rebalancer involving the Closed Portfolios should contact the Retirement Resource Operations Center immediately to make alternate arrangements. If you fail to make alternate arrangements by May 1, 2017, any allocations made to the Sub-Accounts for the Closed Portfolios will be automatically directed to the Sub-Account for the Great-West Government Money Market Fund.

If you have any questions regarding this Supplement, please call the Retirement Resource Operations Center toll-free at (877) 723-8723, or write to the Retirement Resource Operations Center at PO Box 173920, Denver, CO 80217-3920.

This Supplement must be accompanied by, and read in conjunction with, the current Prospectus and
Statement of Additional Information dated December 30, 2016.

Please read this Supplement carefully and retain it for future reference.